Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee approves equity grant values based on market benchmarking. The stock price or the existence of material non-public information at the time of approval are not relevant to the determination of the approved grant value. A 30-day average stock price is used to size RSU grants, as discussed below, and the Company has not and would not release material non-public information in a manner designed to influence that average stock price.
Award Timing Method	The Company believes that this time period between the approval and effectiveness of an equity grant means that the Committee is unable to know or estimate the trading price of the Company’s common stock on the effective date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee approves equity grant values based on market benchmarking. The stock price or the existence of material non-public information at the time of approval are not relevant to the determination of the approved grant value.
MNPI Disclosure Timed for Compensation Value	false